Term Loan Obligations	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Term Loan Obligations
9. Term Loan Obligations
On May 29, 2015, the Company entered into the Loan and Security Agreement (the “Loan and Security Agreement”), pursuant to which Oxford Finance, LLC (“Oxford”) funded an aggregate principal amount of $17.7 million (the “Term Loan”), subject to the terms and conditions set forth in the Loan and Security Agreement.
Pursuant to the Loan and Security Agreement, as amended, the Company made interest only payments through May 1, 2021, and thereafter was required to make payments of principal and accrued interest in equal monthly installments sufficient to amortize the Term Loan through June 1, 2024, the maturity date. On June 3, 2024, the Company paid off the Term Loan by making a final payment in an aggregate amount equal to approximately $3.3 million, which included both the balance of outstanding principal and interest and the final payment fee due. The repayment in full of the Term Loan terminated Oxford’s security interest in the Company’s existing and after-acquired assets, as well as all other restrictions and covenants under the Term Loan.